Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Disaggregation of Revenue
A summary of revenues based on the country to which the product was delivered and reconciliation of disaggregated revenue by segment follows:

	2020
(in millions)	CCM	CIT	CFT	Total
United States	$2,677.5	$540.9	$109.4	$3,327.8
International:
Europe	201.4	65.3	46.3	313.0
Asia	17.8	69.9	74.9	162.6
Canada	77.7	3.4	5.2	86.3
Mexico	4.3	33.7	4.6	42.6
Middle East and Africa	11.7	15.0	1.6	28.3
Other	5.2	3.4	0.7	9.3
Total international	318.1	190.7	133.3	642.1
Total revenues	$2,995.6	$731.6	$242.7	$3,969.9

	2019
(in millions)	CCM	CIT	CFT	Total
United States	$2,895.5	$699.5	$124.1	$3,719.1
International:
Europe	204.2	71.7	54.8	330.7
Asia	19.7	107.9	87.9	215.5
Canada	89.7	5.5	6.2	101.4
Mexico	3.0	53.0	2.7	58.7
Middle East and Africa	13.1	23.0	1.9	38.0
Other	8.1	12.3	0.8	21.2
Total international	337.8	273.4	154.3	765.5
Total revenues	$3,233.3	$972.9	$278.4	$4,484.6

	2018
(in millions)	CCM	CIT	CFT	Total
United States	$2,552.6	$634.0	$116.9	$3,303.5
International:
Europe	186.2	89.7	58.6	334.5
Asia	16.4	114.0	100.1	230.5
Canada	97.9	4.8	6.5	109.2
Mexico	4.1	48.2	5.4	57.7
Middle East and Africa	15.2	27.7	2.5	45.4
Other	7.9	15.4	1.6	24.9
Total international	327.7	299.8	174.7	802.2
Total revenues	$2,880.3	$933.8	$291.6	$4,105.7

Remaining Performance Obligations
Remaining performance obligations for extended service warranties represent the transaction price for the remaining stand-ready obligation to perform warranty services. A summary of estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied or partially unsatisfied as of December 31, 2020 follows:

(in millions)	2021	2022	2023	2024	2025	Thereafter
Extended service warranties	$22.9	$21.7	$20.5	$19.4	$18.5	$155.3

Contract Balances
Contract liabilities relate to payments received in advance of performance under a contract, primarily related to extended service warranties in the CCM segment, systems contracts in the CFT segment and highly customized product contracts in the CIT segment. Contract liabilities are recognized as revenue as (or when) the Company performs under the contract. A summary of the change in contract liabilities follows:

(in millions)	2020	2019	2018
Balance as of January 1	$247.4	$227.4	$215.8
Revenue recognized	(68.4)	(69.1)	(79.5)
Revenue deferred	89.3	87.6	90.5
Acquired liabilities	—	1.5	0.6
Balance as of December 31	$268.3	$247.4	$227.4
Contract assets relate to the Company's right to payment for performance completed to date under a contract, primarily related to highly customized product contracts within the CIT and CFT segments. Accounts receivable are recorded when the right to payment becomes unconditional, which generally occurs over twelve months or less. A summary of the change in contract assets follows:

(in millions)	2020	2019	2018
Balance as of January 1	$100.5	$44.7	$—
Balance as of December 31	84.5	100.5	44.7
Change in contract assets	$(16.0)	$55.8	$44.7

Revenues by End Market
Disaggregation of Revenue [Line Items]
Disaggregation of Revenue
A summary of revenues disaggregated by major end-market industries and reconciliation of disaggregated revenue by segment follows:

	2020
(in millions)	CCM	CIT	CFT	Total
General construction	$2,839.0	$—	$—	$2,839.0
Aerospace	—	348.1	—	348.1
Medical	—	222.7	—	222.7
Transportation	—	—	132.4	132.4
Heavy equipment	69.8	—	—	69.8
General industrial and other	86.8	160.8	110.3	357.9
Total revenues	$2,995.6	$731.6	$242.7	$3,969.9

	2019
(in millions)	CCM	CIT	CFT	Total
General construction	$3,035.6	$—	$—	$3,035.6
Aerospace	—	641.4	—	641.4
Medical	—	162.3	—	162.3
Transportation	—	—	152.2	152.2
Heavy equipment	100.2	—	—	100.2
General industrial and other	97.5	169.2	126.2	392.9
Total revenues	$3,233.3	$972.9	$278.4	$4,484.6

	2018
(in millions)	CCM	CIT	CFT	Total
General construction	$2,661.4	$—	$—	$2,661.4
Aerospace	—	620.3	—	620.3
Medical	—	146.4	—	146.4
Transportation	—	—	154.9	154.9
Heavy equipment	112.1	—	—	112.1
General industrial and other	106.8	167.1	136.7	410.6
Total revenues	$2,880.3	$933.8	$291.6	$4,105.7

Products Transferred at a Point in Time or Over Time
Disaggregation of Revenue [Line Items]
Disaggregation of Revenue	A summary of the timing of revenue recognition and reconciliation of disaggregated revenue by reportable segment follows:

	2020
(in millions)	CCM	CIT	CFT	Total
Products transferred at a point in time	$2,972.2	$422.9	$240.4	$3,635.5
Products and services transferred over time	23.4	308.7	2.3	334.4
Total revenues	$2,995.6	$731.6	$242.7	$3,969.9

	2019
(in millions)	CCM	CIT	CFT	Total
Products transferred at a point in time	$3,211.1	$531.7	$278.4	$4,021.2
Products and services transferred over time	22.2	441.2	—	463.4
Total revenues	$3,233.3	$972.9	$278.4	$4,484.6

	2018
(in millions)	CCM	CIT	CFT	Total
Products transferred at a point in time	$2,859.0	$540.7	$291.6	$3,691.3
Products and services transferred over time	21.3	393.1	—	414.4
Total revenues	$2,880.3	$933.8	$291.6	$4,105.7